Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 19. Subsequent Events

Subsequent events have been reviewed through the date these consolidated financial statements were issued and required no adjustments or disclosures other than the following:

1.	Equity Transactions

The Company completed the following equity-related transactions subsequent to December 31, 2025:

(a)	Equity Incentive Plan

On December 31, 2025, the Company adopted a 2025 equity incentive plan (the “2025 Plan”) to motivate, attract and retain directors, consultants and key employees, and to align their interests with those of shareholders.

The 2025 Plan provides for a maximum of 334,859 Class A ordinary shares available for issuance.

On January 30, 2026, the Company issued 334,859 Class A ordinary shares under the 2025 Plan as share-based compensation to certain employees for their continued service.

Management considers this issuance to be part of its ongoing compensation and retention strategy and does not expect it to have a material impact on the Company’s liquidity.

(b)	Private Investment in Public Equity (“PIPE”)

On February 19, 2026, the Company entered into a securities subscription agreement (as amended) with an investor, pursuant to which the Company agreed to issue and sell Class A ordinary shares for an aggregate purchase price of $1,000,000.

The purchase price per share was determined as 90% of the average closing price of the Company’s Class A ordinary shares on Nasdaq for the five trading days immediately preceding the closing date.

The investment was funded in two tranches:

$600,000 received on February 19, 2026

$400,000 received on March 13, 2026

Based on the pricing formula, the purchase price per share was calculated at $0.8776.

Accordingly, on March 24, 2026, the Company issued 1,139,472 Class A ordinary shares to the investor.

This transaction strengthened the Company’s liquidity position and contributed to the improvement of stockholders’ equity.

2.	Debt Conversion and Settlement

The Company undertook the following debt restructuring transactions through equity settlement as part of its capital optimization strategy:

(a)	Debt Settlement with Creditors

On February 17, 2026, the Company entered into a Debt Settlement and Mutual Release Agreement with certain creditors and related parties.

Under the agreement:

An aggregate amount of $688,404.92 of outstanding payables was settled

Settlement was effected through issuance of equity

The Company issued:

593,453 restricted Class A ordinary shares

At a price of $1.16 per share (based on closing price on February 13, 2026)

Upon issuance:

The related liabilities were fully extinguished

The parties mutually released each other from all related claims

This transaction reduced the Company’s liabilities and improved its overall balance sheet position.

(b)	Convertible Loan Conversion

On February 13, 2026, the Company received a conversion notice from a lender pursuant to a Convertible Loan Note Agreement.

The lender elected to convert the full outstanding balance of $289,200 into equity.

Conversion price: $1.19 per share

Reference price: closing price on February 12, 2026

Shares to be issued: 243,026 Class A ordinary shares

Upon conversion, the related loan obligation was fully extinguished.

This transaction further reduced leverage and strengthened stockholders’ equity.

3.	Financing Arrangements

Equity Line of Credit (“ELOC”)

On March 23, 2026, the Company entered into an Ordinary Share Purchase Agreement with an institutional investor.

Under this agreement:

The Company has the right, but not the obligation, to sell up to $20,000,000 of Class A ordinary shares

The investor is obligated to purchase such shares, subject to the terms of the agreement

Concurrently, the Company entered into a Registration Rights Agreement, pursuant to which the Company agreed to file one or more registration statements with the U.S. Securities and Exchange Commission to register the resale of shares issued under the facility.

This arrangement provides the Company with additional financial flexibility to raise capital over time, subject to market conditions.

4.	Regulatory and Compliance Matters

Nasdaq Compliance Notice

On January 5, 2026, the Company received a notice from the Listing Qualifications Department of Nasdaq indicating that it was not in compliance with the minimum stockholders’ equity requirement of $2,500,000 under Nasdaq Listing Rule 5550(b)(1).

Based on the Company’s unaudited financial information as of June 30, 2025, stockholders’ equity was below the required threshold, and the Company did not meet alternative compliance standards.

In accordance with Nasdaq Listing Rules:

The Company was granted 45 calendar days

Deadline: February 19, 2026

Purpose: to submit a plan to regain compliance

On February 19, 2026, the Company submitted its compliance plan, which includes:

anticipated improvements in stockholders’ equity

capital raising transactions (including the PIPE financing described above)

liability reduction initiatives (including debt settlements and conversions)

operational and strategic initiatives

There can be no assurance that Nasdaq will accept the Company’s compliance plan or that the Company will regain or maintain compliance with continued listing requirements.

5. Additional Share Issuances

Subsequent to the transactions described above, the Company completed the following additional equity issuances:

●	On April 15, 2026, the Company issued 300,000 Class A ordinary shares at a price of $1.17 per share as share-based compensation.

●	On April 21, 2026, the Company issued 100,000 Class B ordinary shares at a price of $1.17 per share pursuant to a share purchase arrangement.